Earnings per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Computation of net income per common share
Net income	$ 459,744	$ 479,482	$ 494,138
Net income allocated to participating securities	4,267	4,692	4,321
Net income allocated to common stockholders	455,477	474,790	489,817
Weighted-average common shares outstanding	112,212,677	117,009,362	117,911,160
Net income per common share	$ 4.06	$ 4.06	$ 4.15
Computation of net income per common share - assuming dilution
Net income	459,744	479,482	494,138
Net income allocated to participating securities	4,266	4,690	4,318
Net income allocated to common stockholders	$ 455,478	$ 474,792	$ 489,820
Weighted-average common shares outstanding	112,212,677	117,009,362	117,911,160
Dilutive effect of stock options	49,616	110,335	130,011
Weighted-average common shares outstanding - assuming dilution	112,262,293	117,119,697	118,041,171
Net income per common share - assuming dilution	$ 4.06	$ 4.05	$ 4.15
Weighted-average common shares, basic and diluted
Weighted-average common shares outstanding	112,212,677	117,009,362	117,911,160
Weighted-average participating shares outstanding	1,051,274	1,156,389	1,040,274
Weighted-average shares outstanding	113,263,951	118,165,751	118,951,434
Dilutive effect of stock options	49,616	110,335	130,011
Weighted-average shares outstanding - assuming dilution	113,313,567	118,276,086	119,081,445